PROSPECTUS AND INFORMATION STATEMENT

 July 23, 2007

FIRST INVESTORS EQUITY FUNDS

Focused Equity Fund

Blue Chip Fund

95 Wall Street

New York, New York 10005

(800) 423-4026

This Prospectus and Information Statement (“Prospectus”) is being furnished to shareholders of First Investors Focused Equity Fund (“Focused Equity Fund”), a series of First Investors Equity Funds (“Trust”), a Delaware statutory trust, in connection with a Plan of Reorganization and Termination (“Plan”).  The Prospectus provides information regarding the reorganization of Focused Equity Fund into First Investors Blue Chip Fund (“Blue Chip Fund”), also a series of the Trust (“Reorganization”).  On the closing date of the Reorganization, each shareholder of Focused Equity Fund, in exchange for his or her Focused Equity Fund shares, will receive the same class of shares of Blue Chip Fund equal to the value of the shareholder’s Focused Equity Fund shares on the closing date.  The Reorganization is expected to close on or about August 10, 2007 (“Closing Date”).  When the Reorganization is complete, Focused Equity Fund will be terminated.

The Board of Trustees of the Trust has determined to approve the Reorganization because of the reasons discussed in the Prospectus.  Shareholders of Focused Equity Fund are not being asked to vote on the Plan or to approve the Reorganization.  Shareholders are advised to read and retain the Prospectus for future reference.

The Prospectus sets forth concisely information about Blue Chip Fund that investors should know before the Closing Date. Additional information is contained in the following documents:

•

The Statement of Additional Information (“SAI”) dated July 23, 2007, relating to the Plan and financial statements, which have been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by this reference (that is, it legally forms a part of the Prospectus).  The SAI accompanies the Prospectus.

•

Part I and II of the Statement of Additional Information dated January 31, 2007, which has been filed with the SEC and are incorporated herein by this reference.

•

The Annual and Semi-Annual Reports to Shareholders of the Trust for the fiscal year ended September 30, 2006 and March 31, 2007, respectively, which have been filed with the SEC are incorporated herein by this reference.

Copies of any of the above documents are available upon request, without charge, by calling toll free 800-423-4026 or by writing to Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837.  These documents are also available on the First Investor’s web site at www.firstinvestors.com.  Shareholders of record of Focused Equity Fund at the close of business on June 11, 2007 (“Record Date”) will receive copies of the Prospectus, which is expected to be mailed beginning on or about July 23, 2007.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THE PROSPECTUS, OR DETERMINED IF THE PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY FOCUSED EQUITY FUND OR BLUE CHIP FUND.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended.  Accordingly, it must file certain reports and other information with the SEC.  You can copy and review information about the Trust at the SEC’s Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices:  Northeast Regional Office, 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.   You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090.  Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.  You may obtain copies of this information from the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

Table of Contents

ABOUT THE REORGANIZATION

1

Comparison of Investment Objectives, Strategies and Policies

1

Comparison of Principal Risks

4

Comparison of Fees and Expenses

5

Example of Fund Expenses

6

Comparative Performance Information

7

Capitalization

10

Plan of Reorganization and Termination

10

Reasons for the Reorganization

11

Description of the Securities to be Issued

13

Federal Income Tax Consequences of the Reorganization

13

ADDITIONAL INFORMATION

14

Investment Adviser

14

Federal Income Tax Considerations

15

Disclosure of Portfolio Holdings

15

OTHER INFORMATION

15

Legal Matters

15

Additional Information

16

FINANCIAL HIGHLIGHTS

16

APPENDIX A  PLAN OF REORGANIZATION AND TERMINATION

A-1

APPENDIX B  FINANCIAL HIGHLIGHTS

B-1

APPENDIX C  PURCHASE, EXCHANGE, REDEMPTION PROCEDURES AND OTHER

INFORMATION

C-1

ABOUT THE REORGANIZATION

The following is a summary of certain information relating to the transaction and is qualified in its entirety by reference to the more complete information contained elsewhere in the Prospectus and the attached Appendices.

Due primarily to concerns over its small and declining asset size, relative performance and marketability, First Investors Management Company, Inc. (“FIMCO” or the “Adviser”), the investment adviser of Focused Equity Fund, recommended to the Board of Trustees that Focused Equity Fund be reorganized into Blue Chip Fund (each, a “Fund” and together, the “Funds”).

At its meeting on May 17, 2007 and after careful consideration of a number of factors, the Board of Trustees, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), concluded that the Reorganization would be in the best interests of each Fund and its existing shareholders, and that the interests of each Fund’s existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization.  Accordingly, the Board approved the Plan pursuant to which Blue Chip Fund would acquire all of the assets of Focused Equity Fund in exchange solely for the assumption of all the liabilities of Focused Equity Fund and the issuance of shares of Blue Chip Fund to be distributed pro rata by Focused Equity Fund to its shareholders in complete liquidation and termination of Focused Equity Fund.  Class A shareholders of Focused Equity Fund will receive Class A Shares of Blue Chip Fund, and Class B shareholders of Focused Equity Fund will receive Class B Shares of Blue Chip Fund.  Shareholders will not pay any sales charges or similar transaction charges in connection with the Reorganization.

Among other things, the Reorganization of Focused Equity Fund would give its shareholders the opportunity to participate in a fund with a greater asset base that invests in “Blue Chip” companies.  In addition, shareholders of Focused Equity Fund are expected to experience a reduction in the overall operating expenses paid in connection with their investment in Blue Chip Fund.

As a condition to the Reorganization, the Funds will receive an opinion of counsel substantially to the effect that the Reorganization will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code, as amended (the “Code”).  As such, the Funds and their shareholders would not recognize any gain or loss as a result of the Reorganization.  See “Federal Income Tax Consequences of the Reorganization” below for further information.

FIMCO has agreed to bear one-half of the costs of the Reorganization (e.g., legal, printing and postage costs).  The Focused Equity Fund will bear the other one-half of these costs and all of the brokerage and similar expenses associated with any restructuring of the Fund’s portfolio that occurs prior to the Reorganization.

Comparison of Investment Objectives, Strategies and Policies

The table included in this section provides a side-by-side comparison of the investment objectives and strategies of Focused Equity and Blue Chip Funds.  Each Fund’s investment objective is a non-fundamental policy of the Fund.  Non-fundamental policies may be changed by the Board without shareholder approval.  Following the Reorganization, the combined Fund will be managed in accordance with the investment objective, policies and strategies of Blue Chip Fund.

As noted in the table, both Funds invest primarily in stocks and other equity securities of large well-established companies.  However, their investment objectives are stated in different terms and they have pursued their objectives using different strategies.  For example, the Blue Chip Fund’s investment objective is to seek high total return while the Focused Equity Fund’s objective is to seek capital appreciation.  Because the objective of total return encompasses receipt of dividends, the Focused Equity Fund and the Blue Chip Fund could have different investment income in different market conditions.  The Blue Chip Fund may invest opportunistically in small-cap and mid-cap companies.  The Focused Equity Fund generally does not invest in such companies.  The Focused Equity Fund is a non-diversified fund.  It generally invests in stocks of only 40 to 50 com p anies. The Blue Chip Fund is a diversified fund.  It typically invests in far more companies and diversifies its investments among different industries.  The Focused Equity Fund may engage in short-term trading.  The Blue Chip Fund normally does not engage in short-term trading.

FIMCO, the investment adviser of Focused Equity Fund, has reviewed Focused Equity Fund’s current portfolio holdings and determined that those holdings generally are compatible with Blue Chip’s investment objectives and policies.  As a result, FIMCO believes, with respect to the Reorganization, that substantially all of Focused Equity Fund’s holdings are compatible with and could be transferred to and held by Blue Chip Fund.  However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover as well as decisions by the portfolio manager not to include certain Focused Equity holdings in the combined Fund’s portfolio.  The proceeds of these sales may be held in temporary investments or reinvested in assets that are consistent with Blue Chip Fund’s investment objective and policies.  The portion of Focused Equity Fund’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by FIMCO of the compatibility of those holdings with Blue Chip Fund’s portfolio composition and investment objective and policies at the time of the Reorganization.  The Focused Equity Fund may also sell securities for tax reasons in anticipation of the Reorganization.  The need for Focused Equity Fund to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

	Focused Equity Fund	Blue Chip Fund
Investment Objective	The Fund seeks capital appreciation.	The Fund seeks high total investment return.
Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including not only common stocks, but also preferred stocks and securities convertible into common and preferred stocks).  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of “Blue Chip” companies.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.  The Fund may also opportunistically invest in small-cap and mid-cap companies that have been selected for their growth potential.

The Fund normally invests in the common stocks and other equity securities of 40 to 50 companies.  The Fund is a non-diversified investment company.  The Fund may therefore concentrate its portfolio in a relatively small number of holdings.

The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.

In selecting investments, the Fund favors large, high-quality companies with long-term growth potential.  The companies will have accelerating earnings growth, strong possibility of multiple expansion or hidden or unappreciated value.

The Fund normally invests in common stocks of “Blue Chip” companies, which are well-established that have market capitalizations of greater than $5 billion.

The Fund has a two-tiered strategy in selecting these investments.

First, using a “top-down” approach, the Fund analyzes the general economic and investment environment.  As part of the process, the Fund evaluates among other things, economic conditions, U.S. fiscal and monetary policy, long-term demographic trends, technological changes and political and social developments in the U.S. and abroad. Based upon this analysis, the Fund attempts to anticipate trends and changes in markets and the overall economy.  The Fund then seeks to identify those industries and sectors that will likely benefit from the current economic environment.

Second, using a “bottom-up” approach, the Fund relies on fundamental analysis to identify 40 to 50 of the most attractive large companies within the industries or sectors identified through top-down analysis.  The Fund’s fundamental analysis involves the assessment of a company’s business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.  Assessment of investor sentiment may also be an important factor in evaluating purchases.

The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

The Fund uses fundamental research to select stocks of companies that it believes have attractive valuations and growth potential within their respective sectors and industries.

The Fund considers a variety of factors, including the strength of a company’s balance sheet, its record of earnings growth and its competitive position.

No comparable policy.

The Fund continually monitors every company in its portfolio for fundamental attractiveness.  The Fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive.

The Fund may sell a stock when it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.
Temporary defensive position

The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Same.

Comparison of Principal Risks

The main risks of investing in the Funds are discussed below.  Investments in each Fund present risks relating to market risk and foreign securities.  Focused Equity Fund also has risks relating to its non-diversified status.  Blue Chip Fund has additional risks because it may invest in small- and mid-cap companies and emphasize certain industry sectors.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect.  In general, the greater the risk, the more money your investment can earn for you and the more you can lose.  Like other investment companies, the value of each Fund’s shares may be affected by its investment objective, principal investment strategies and particular risk factors.  Consequently, each Fund may be subject to different principal risks.  Some of the principal risks of investing in the Funds are discussed below.  However, other factors may also affect each Fund’s net asset value.  There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

	Focused Equity Fund	Blue Chip Fund
Market Risk	X	X
Foreign Securities Risk	X	X
Small- and Mid-Cap Risk		X
Sector Risk		X
Non-Diversification Risk	X

Each Fund is subject to the following risks:

Market Risk.  Because Focused Equity Fund invests primarily in equity securities and Blue Chip Fund invests primarily in common stocks, they are both subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Foreign Securities Risk.  Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Blue Chip Fund is subject to the following additional risks:

Small-Cap and Mid-Cap Risk.  The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with the stocks of large-size companies.  This is attributable to a number of factors, including the facts that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies and that the stocks of small-to-mid-size companies are also not as broadly traded as stocks of large companies.

Sector Risk.  While the Fund generally attempts to stay broadly diversified, it may emphasize certain  industry sectors based upon economic and market conditions. The Fund’s performance could be adversely affected if these industry sectors perform worse than expected.

Focused Equity Fund is subject to the following additional risk:

Non-Diversification Risk.  The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund.  Moreover, the Fund’s share price may decline even when the overall market is increasing.  Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

Comparison of Fees and Expenses

The Reorganization is expected to result in lower overall fees and expenses for shareholders of Focused Equity Fund.  There is no difference in the sales charges between the Funds.  The maximum sales charge for Class A shares and the maximum deferred sales charge for Class B shares is 5.75% and 4.00%, respectively.  Blue Chip Fund’s total annual operating expense ratio is lower than that of the corresponding class of shares of Focused Equity Fund due primarily to Focused Equity Fund’s smaller asset base.  In addition, FIMCO has contractually agreed to waive fees and/or reimburse expenses for one year following the Reorganization to the extent that the Reorganizaton causes the Blue Chip Fund’s expense ratio to exceed 1.46% on Class A shares and 2.16% on Class B shares.

The following tables show the fees and expenses of each class of shares of Focused Equity Fund and Blue Chip Fund and the estimated pro forma fees and expenses of each class of shares of Blue Chip Fund after giving effect to the proposed Reorganization (the “Pro Forma Combined Fund”).  Expenses for each Fund are based on the operating expenses incurred by each class of shares of Focused Equity Fund and Blue Chip Fund for the twelve month period ended September 30, 2006.  The pro forma of each class of shares of the Pro Forma Combined Fund assumes that the Reorganization had been in effect for the same period.

Shareholder Fees (fees paid directly from your investment)
	Focused Equity Fund		Blue Chip Fund		Pro Forma Combined Fund
	Class A	Class B	Class A	Class B	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	5.75%	None	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None(1)	4.00%(2)	None(1)	4.00%(2)	None(1)	4.00%(2)

(1)  A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

(2) 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
	Focused Equity Fund		Blue Chip Fund		Pro Forma Combined Fund
	Class A	Class B	Class A	Class B	Class A	Class B
Management Fees	.75%	.75%	.74%	.74%	.74%	.74%
Distribution and Service (12b-1) Fees	.30%	1.00%	.30%	1.00%	.30%	1.00%
Other Expenses (1)	.75%	.75%	.42%	.42%	.43%	.43%
Total Annual Fund Operating Expenses(1)	1.80%	2.50%	1.46%	2.16%	1.47%(2)	2.17%(2)

(1) Each Fund has an expense offset arrangement that may reduce the Fund’s custodial fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

(2) FIMCO has contractually agreed to waive fees and/or reimburse expenses for one year following the Reorganization to the extent that the Reorganizaton causes the Fund’s expense ratio to exceed 1.46% on Class A shares and 2.16% on Class B shares. This agreement may be changed only with the approval of the Board.

Example of Fund Expenses

This example can help you compare costs between Focused Equity Fund and Blue Chip Fund.  The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Funds’ expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be.

	Focused Equity Fund				Blue Chip Fund				Pro Forma Combined Fund
	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
If you redeem your shares
A Shares	$747	$1,109	$1,494	$2,569	$715	$1,010	$1327	$2,221	$716	$1,013	$1,332	$2,231
B Shares	$653	$1,079	$1,531	$2,664*	$619	$976	$1,359	$2,315*	$620	$979	$1,364	$2,326*
If you do not redeem your shares
A Shares	$747	$1,109	$1,494	$2,569	$715	$1,010	$1,327	$2,221	$716	$1,013	$1,332	$2,231
B Shares	$253	$779	$1,331	$2,664*	$219	$676	$1,159	$2,315*	$220	$679	$1,164	$2,326*

* Assumes conversion to Class A shares eight years after purchase.

Comparative Performance Information

The bar charts below give some indication of the risks of an investment in the Funds by showing yearly changes in each Fund’s performance and by comparing each Fund’s performance with a broad measure of market performance.  Both the bar chart and the table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown.  Past performance (before and after taxes) is not an indication of future performance.

Calendar Year Annual Total Returns (Class A Shares).  The following bar charts illustrate the annual total returns for each Fund’s Class A shares for the calendar years shown.  The returns for each Fund’s Class B shares would be lower than the Class A share returns shown in the bar chart for that Fund because Class B shares have higher total expenses.

During the period shown, the Class A shares’ highest quarterly return was 17.33% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.35% for the quarter ended June 30, 2002.  The year-to-date performance as of June 30, 2007 (not annualized) of the Class A shares was 7.11%.  These returns do not reflect sales charges.  If the sales charges were reflected, the returns would be lower than those shown.

During the period shown, the Class A shares’ highest quarterly return was 19.96% for the quarter ended December 31, 1998 and the lowest quarterly return was -18.14% for the quarter ended September 30, 2001.  The year-to-date performance as of June 30, 2007 (not annualized) of the Class A shares was 5.99%.  These returns do not reflect sales charges.  If the sales charges were reflected, the returns would be lower than those shown.

Average Annual Total Returns for the period ended December 31, 2006.  The tables below show how the average annual total returns (adjusted to reflect applicable sales charges) for each class of shares of Focused Equity Fund and Blue Chip Fund (before and after taxes) for the periods shown compare to those of a broad-based index.  The table also shows hypothetical total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of Class A shares.

Focused Equity Fund – Average Annual Total Returns (for the period ended December 31, 2006)
	1 Year	5 Years	Life of Class*
Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares Class B Shares Return Before Taxes	2.57% 2.57% 1.67% 4.09%	0.13% 0.12% 0.11% 0.22%	-1.27% -1.28% -1.08% -1.21%
Index S&P 500 Index** (reflects no deduction for fees, expenses or taxes)	15.79%	6.19%	2.77%

* Class A shares and Class B shares commenced operations on March 22, 1999.  The return shown for the S&P 500 Index is for the period March 22, 1999 to December 31, 2006.

** The Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”) is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

Blue Chip Fund – Average Annual Total Returns (for the period ended December 31, 2006)
	1 Year	5 Years	10 Years
Class A Shares Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares Class B Shares Return Before Taxes	7.25% 7.19% 4.78% 9.03%	1.81% 1.78% 1.51% 1.94%	4.41% 3.69% 3.53% 4.53%
Index S&P 500 Index* (reflects no deduction for fees, expenses or taxes)	15.79%	6.19%	8.42%

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.  After-tax returns are shown only for Class A shares.  After-tax returns for Class B shares will be different.

Capitalization

The following table sets forth the capitalization of each Fund as of March 31, 2007 and of the Combined Pro Forma Fund on a pro forma combined basis as of that date, after giving effect to the proposed Reorganization.

	Focused Equity Fund	Blue Chip Fund	Pro Forma Adjustments to Capitalization*	Combined Pro Forma Fund
Net Assets (all classes)	$50,252,566	$495,509,451	($33,045)	$545,728,972
Total shares outstanding	5,274,306	21,098,951	(3,126,577)	23,246,680

Class A net assets	$43,392,065	$453,678,674	($30,097)	$497,040,642
Class A shares outstanding	4,520,353	19,199,874	(2,684,040)	21,036,187
Class A net asset value per share	$9.60	$23.63		$23.63

Class B net assets	$6,860,501	$41,830,777	($2,948)	48,688,330
Class B shares outstanding	753,953	1,899,077	(442,537)	2,210,493
Class B net asset value per share	$9.10	$22.03		$22.03

* The adjustments reflect the costs of the Reorganization to be incurred by the Focused Equity Fund.

Plan of Reorganization and Termination

The terms and conditions under which the Reorganization will be consummated are set forth in the Plan.  Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to this Prospectus.

The Plan provides for the Reorganization to occur on or about August 10, 2007.  The Plan provides that, unless the Trust determines otherwise, all of the assets of Focused Equity Fund will be transferred to Blue Chip Fund immediately after the close of business on the Closing Date (the “Effective Time”).  In exchange for the transfer of these assets, Blue Chip Fund will (a) simultaneously issue to Focused Equity Fund at the Effective Time a number of full and fractional Blue Chip Fund Class A and Class B shares equal in value to the aggregate net asset value of Focused Equity Fund attributable to that Fund’s Class A and Class B shares, respectively, calculated immediately after the close of regular trading on the New York Stock Exchange, and the declaration of any dividends and/or other distributions, on the date of the Closing; and (b) assume all of the liabilitie s of Focused Equity Fund.

Following the transfer of assets in exchange for shares of Blue Chip Fund, Focused Equity Fund will distribute all of the shares of Blue Chip Fund pro rata to its shareholders of record in complete liquidation and termination of Focused Equity Fund.  Each shareholder of Focused Equity Fund owning shares at the Effective Time will receive a number of shares of the identically designated class of Blue Chip Fund with the same aggregate value as the shareholder had in Focused Equity Fund immediately before the Reorganization.  Such distribution will be accomplished by the establishment of accounts in the names of Focused Equity Fund’s shareholders on the share records of Blue Chip Fund’s transfer agent.  Each account will be credited with the respective pro rata number of full and fractional shares of Blue Chip Fund due to the shareholder of Focused Equity Fund, by clas s.  Focused Equity Fund will then be terminated.

The Board of Trustees may terminate the Plan and abandon the Reorganization at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.  The completion of the Reorganization also is subject to various conditions, including completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of a legal opinion regarding the federal income tax consequences of the Reorganization and other customary corporate and securities matters.  Subject to the satisfaction of those conditions, the Reorganization will take place immediately after the close of business on the Closing Date.

No sales charges or other fees will be imposed in connection with the receipt of Blue Chip Fund shares by shareholders of Focused Equity Fund.  To the extent described in the Plan, expenses solely and directly related to the Reorganization (as determined in accordance with guidelines set by the Internal Revenue Service) will be paid by Focused Equity Fund.

Reasons for the Reorganization

The Board of Trustees met on May 17, 2007 to consider information in connection with the Reorganization.  In determining whether to approve the Plan, the Board, including those members who are not “interested persons” (within the meaning of the 1940 Act) (the “Independent Trustees”), with the advice and assistance of independent legal counsel, inquired into and considered a number of matters, including:  (1) the terms and conditions of the Reorganization; (2) the compatibility of the investment programs and portfolio holdings of Focused Equity Fund and Blue Chip Fund; (3) the expense ratios of each Fund on a comparative basis and projected pro forma estimated expense ratios, as well as the sales load of each Fund’s Class A and Class B shares; (4) the relative historical performance record of the Funds; (5) the historical asset levels of Focused Equity Fund; (6) sales and redemption activity of each Fund for the past two fiscal years; (7) the continuity of advisory and portfolio management, distribution and shareholder services provided by the Reorganization; (8) the benefits to FIMCO as a result of the Reorganization; and (9) the non-recognition of any gain or loss for federal income tax purposes to Focused Equity Fund or its shareholders as a result of the  Reorganization.  The Board did not assign specific weights to any or all of these factors, but it did consider all of them in determining, in its business judgment, to approve the Plan.

At the meetings, representatives of FIMCO discussed the rationale for the Reorganization.  FIMCO’s representatives explained that Focused Equity Fund has a small and declining asset base and that its short-, medium- and long-term performance has trailed its peers, making it difficult to attract new assets to the Fund.  FIMCO’s representatives explained that reorganizing the Funds would benefit the Focused Equity Fund shareholders by moving them into a fund that has a larger and more stable asset base and that is more marketable with the potential for long-term growth.  As a result, FIMCO’s representatives recommended reorganizing Focused Equity Fund into Blue Chip Fund.  FIMCO’s representatives also noted that each Fund generally invests in similar types of investments (e.g. large, high-quality companies).  In this regard, FIMCO noted that a subs tantial portion of the securities held by each Fund are the same.

FIMCO’s representatives stated that the Reorganization is expected to result in lower overall fees and expenses for shareholders of Focused Equity Fund, even though Blue Chip Fund has the same  contractual advisory fee as Focused Equity Fund.  FIMCO’s representatives also stated that reorganizing the Funds is expected to result in economies of scale for Focused Equity Fund as fixed expenses would be dispersed over a larger asset and shareholder base, thereby allowing the shareholders of Focused Equity Fund to realize a reduction in expenses when the Reorganization is effected.  Also, FIMCO has contractually agreed to waive fees and/or reimburse expenses for one year following the Reorganization to the extent that the Reorganizaton causes the Blue Chip Fund’s expense ratio to exceed 1.46% on Class A shares and 2.16% on Class B shares.

The Board also considered the historical performance of each Fund for short- and long-term time periods.  In this regard, the Board noted that Blue Chip Fund’s actual performance was greater than Focused Equity Fund for the one-year, five-year and ten-year (or since inception) periods ending December 31, 2006.

FIMCO’s representatives explained that alternatives to the Reorganization were considered, including liquidating and terminating Focused Equity Fund, but that it was determined that the more beneficial course of action would be to reorganize the Funds due to the tax-free nature of the Reorganization.  FIMCO’s representatives also noted that the interests of the shareholders of each Fund would not be diluted by the Reorganization because the Reorganization would be effected on the basis of each Fund’s net asset value.

FIMCO’s representatives noted that each of Focused Equity Fund and Blue Chip Fund had capital loss carryforwards (“CLCs”) and that some of Focused Equity Fund’s unrealized capital gains would be realized prior to the Reorganization and thus reduce some of its CLCs.  In addition, FIMCO’s representatives noted that, because of certain provisions of the Code that limit the utilization of CLCs by the acquiring company in a reorganization, Blue Chip Fund will not be able to take advantage of all of Focused Equity Fund’s CLCs.

FIMCO’s representatives noted that portfolio holdings of Focused Equity Fund generally are compatible with Blue Chip Fund’s investment objective and policies.  FIMCO’s representatives also noted that Blue Chip Fund has a lower portfolio turnover rate than has been the case for Focused Equity Fund.

FIMCO’s representatives further noted that FIMCO has agreed to bear one-half of the costs of the Reorganization (e.g., legal , printing and postage costs).  The Focused Equity Fund will bear the other one-half of these costs and all of the brokerage and similar expenses associated with any restructuring of the Fund’s portfolio that occurs prior to the Reorganization.  They then recommended that the Board approve the Reorganization.

In reaching the decision to approve the Reorganization, the Board, including the Independent Trustees, concluded that the participation of Focused Equity Fund in the Reorganization would be in that Fund’s best interests and that the interests of its shareholders would not be diluted as a result of the Reorganization.  The Board’s conclusion was based on a number of factors, including the following:

•

The Reorganization will permit shareholders in Focused Equity Fund to benefit by becoming shareholders of Blue Chip Fund because Blue Chip Fund has larger and more stable asset levels.

•

The Reorganization will permit the shareholders in Focused Equity Fund to continue to invest in a fund that generally invests in similar types of portfolio securities.  The Board noted that the portfolio holdings of Focused Equity Fund generally are compatible with Blue Chip Fund’s investment objective and policies.

•

Blue Chip Fund has lower total annual expense ratios than Focused Equity Fund.

•

FIMCO has contractually agreed to waive fees and/or reimburse expenses for one year following the Reorganization to the extent that the Reorganizaton causes the Blue Chip Fund’s expense ratio to exceed 1.46% on Class A shares and 2.16% on Class B shares.

•

Shareholders will not incur any sales loads or similar transaction charges as a result of the Reorganization.  Further, for purposes of calculating any holding period used to determine a contingent deferred sales charge, a shareholder’s original purchase will apply.

•

Each Fund is managed by FIMCO and has the same service providers.

•

Reorganizing the Funds is expected to result in economies of scale for Focused Equity Fund as fixed expenses would be dispersed over a larger asset and shareholder base.

•

The Reorganization will be structured as a tax-free reorganization under the Code and therefore, the Reorganization is tax neutral to shareholders.  The Reorganization is a preferred alternative to simple liquidation of Focused Equity Fund because of the potential adverse tax consequences to Focused Equity Fund shareholders as result of a liquidation compared to a tax-free reorganization.

•

As a result of the Reorganization, each shareholder of Focused Equity Fund would hold, immediately after the Effective Time, Class A and Class B shares, as applicable, of Blue Chip Fund having an aggregate value equal to the aggregate value of Focused Equity Fund Class A and Class B shares, as applicable, the shareholder held as of the Closing Date.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, voted unanimously to approve the Reorganization.

Description of the Securities to be Issued

The shareholders of Focused Equity Fund will receive Class A or Class B shares of Blue Chip Fund in accordance with the procedures provided for in the Plan.  Such shares will be fully paid and non-assessable by Blue Chip Fund when issued and will have no preemptive or conversion rights.

The Trustees of the Trust are authorized to issue an unlimited number of shares of beneficial interest without par value.  Shares of each Class of a Fund represent an equal beneficial interest in the assets of that Fund, have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Board, and a Class may have exclusive voting rights with respect to matters affecting only that Class.

The Trust is not required to hold annual shareholder meetings unless required by law.  If requested in writing to do so by the holders of at least 10% of a Fund’s or Class’ outstanding shares entitled to vote, as specified in the By-Laws, or when ordered by the Trustees or the President, the Secretary will call a special meeting of shareholders for the purpose of taking action upon any matter requiring the vote of the shareholders or upon any other matter as to which a vote is deemed by the Trustees or the President to be necessary or desirable.

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code.

As a condition to consummation of the Reorganization, the Trust, on behalf of each Fund, will receive an opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP, its counsel (“Opinion”), substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust and conditioned on the Reorganization’s being completed in accordance with the Plan, for federal income tax purposes:

(1) The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1)(C) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of section 368(b) of the Code).

(2) The Funds will recognize no gain or loss on the Reorganization.

(3) The shareholders will not recognize any gain or loss on the exchange of Focused Equity Fund shares for Blue Chip Fund shares.

(4) The holding period for and aggregate tax basis in the Blue Chip Fund shares a shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, respectively, the Focused Equity Fund shares the shareholder holds immediately prior to the Reorganization (provided the shareholder holds the shares as capital assets at the Effective Time).

(5) Blue Chip Fund’s holding period for each asset Focused Equity Fund transfers to it will include Focused Equity Fund’s holding period therefor (except where Blue Chip Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period), and Blue Chip Fund’s tax basis in each such asset will be the same as Focused Equity Fund’s tax basis therein immediately prior to the Reorganization.

Notwithstanding clauses (2) and (5), the Opinion may state that no opinion is expressed as to the effect of the Reorganization on a Fund or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  Because of certain provisions of the Code that limit the utilization of CLCs by the acquiring company in a reorganization, Blue Chip Fund’s utilization after the Reorganization of Focused Equity Fund’s pre-Reorganization CLCs to offset Blue Chip Fund’s gains will be subject to limitation in future years and Blue Chip Fund will not be able to take advantage of all of Focused Equity Fund’s CLCs.

On or immediately before the Effective Time, Focused Equity Fund will distribute substantially all of its undistributed net investment income, net capital gain, net short-term capital gain and net gains from foreign currency transactions, if any, in order to continue to maintain its tax status as a regulated investment company.

The foregoing description of the federal income tax consequences of the Reorganization does not take into account the particular circumstances of any Shareholder.  Shareholders of Focused Equity Fund are therefore urged to consult their tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, including the applicability and effect of state, local, foreign and other tax consequences, if any, of the Reorganization.

ADDITIONAL INFORMATION

Investment Adviser

FIMCO is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 95 Wall Street, New York, NY 10005.  As of May 31, 2007, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $7.8 billion.  FIMCO supervises all aspects of the Trust’s and each Fund’s operations.  On June 7, 2007, FIMCO assumed direct management of the Focused Equity Fund’s portfolio from Wellington Management Company, LLC, the Fund’s previous subadviser.

Investment advisory services for each Fund are provided by FIMCO, pursuant to an Investment Advisory Agreement (“Advisory Agreement”).  Pursuant to the Advisory Agreement, FIMCO is responsible for supervising and managing each Fund’s investments, determining each Fund’s portfolio transactions and supervising all aspects of each Fund’s operations, subject to oversight by the Board.  The Advisory Agreement also provides that FIMCO shall provide the Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Fund.

For the fiscal year ended September 30, 2006, each Fund paid an advisory fee to FIMCO equal to an annual rate of 0.75% of its average daily net assets.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in the Annual Report to Shareholders for the fiscal year ended September 30, 2006.

Federal Income Tax Considerations

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on “qualified dividend income” distributed by a Fund.  Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Disclosure of Portfolio Holdings

Each Fund files its complete  schedules of portfolio holdings as of the first and third quarters of their fiscal years on Form N-Q with the SEC no more than sixty days after the close of those quarters.  You may obtain the Funds’ Form N-Q filings, without charge, by calling 877-757-7424 or you may view these filings by visiting the SEC’s website at www.sec.gov.  A description of these policies and procedures with respect to disclosure of portfolio securities is available in the SAI.

OTHER INFORMATION

Legal Matters

An opinion concerning certain legal matters pertaining to the Reorganization will be provided by legal counsel to the Funds, Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, DC 20006.

Additional Information

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and accordingly file certain reports and other information with the SEC.  Reports to shareholders, proxy material and other information about Focused Equity Fund and Blue Chip Fund may be inspected and copied at the public reference facilities maintained by the SEC in Washington D.C. at 100 F Street, N.E., Washington, D.C. 20549.  You also may obtain copies of such material from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.  Information about Focused Equity Fund and Blue Chip Fund also is available on the SEC’s website at www.sec.gov.

FINANCIAL HIGHLIGHTS

For a table of the financial highlights of Blue Chip Fund, see “Financial Highlights” in Appendix B.  The financial highlights shown in the table represent the financial history of the predecessor fund, which was acquired by Blue Chip Fund on January 27, 2006.  The Fund has adopted the financial history of its predecessor fund.  The financial highlights table is intended to help you understand the financial performance of Blue Chip Fund for the years indicated.  The table sets forth the per share data for each fiscal year and periods indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s Annual Report to Shareholders for the year ended September 30, 2006, which also are incorporated by reference into the SAI relating to this Prospectus, which is available upon request.  The financial statements for the six-month period ended March 31, 2007 are unaudited.

APPENDIX A

PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by FIRST INVESTORS EQUITY FUNDS, a Delaware statutory trust (“Trust”), on behalf of First Investors Focused Equity Fund (“Target”) and First Investors Blue Chip Fund (“Acquiring Fund”), each a segregated portfolio of assets (“series”) thereof (each sometimes referred to herein as a “Fund”).  All agreements, covenants, actions, and obligations of each Fund contained herein shall be deemed to be agreements, covenants, actions, and obligations of the Trust acting on its behalf, and all rights and benefits created hereunder in favor of each Fund shall inure to, and shall be enforceable by, the Trust acting on its behalf.

The Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company; and each Fund is a duly established and designated series thereof.  The Trust sells voting shares of beneficial interest in the Funds (“shares”) to the public.

The Trust wishes to effect a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“Code”), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under section 368(a) of the Code (“Regulations”)).  The reorganization will consist of (1) the transfer of Target’s assets to Acquiring Fund in exchange solely for shares in Acquiring Fund and Acquiring Fund’s assumption of Target’s liabilities, (2) the distribution of those shares pro rata to Target’s shareholders in exchange for their shares in Target and in liquidation thereof, and (3) Target’s termination (all the foregoing transactions being referred to herein collectively as the “Reorganization”), all on the terms and conditions set forth herein.

The Trust’s Trust Instrument (“Trust Instrument”) permits it to vary its shareholders’ investment.  The Trust does not have a fixed pool of assets -- each series thereof (including each Fund) is a managed portfolio of securities, and First Investors Management Company, Inc., each Fund’s investment adviser (“Adviser”), has the authority to buy and sell securities for it.

The Trust’s Board of Trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target has two issued and outstanding classes of shares, designated Class A shares and Class B shares (“Class A Target Shares” and “Class B Target Shares,” respectively, and collectively, “Target Shares”).  Acquiring Fund also has two issued and outstanding classes of shares, also designated Class A shares and Class B shares (“Class A Acquiring Fund Shares” and “Class B Acquiring Fund Shares,” respectively, and collectively, “Acquiring Fund Shares”).  The rights, powers, privileges, and obligations of each class of Acquiring Fund Shares are substantially similar to those of the similarly designated class of Target Shares.

1.

PLAN OF REORGANIZATION AND TERMINATION

1.1

Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund.  In exchange therefor, Acquiring Fund shall --

(a)

issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) (i) Class A Acquiring Fund Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class A Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class A Acquiring Fund Share and (ii) Class B Acquiring Fund Shares determined by dividing the Target Value attributable to the Class B Target Shares by the NAV of a Class B Acquiring Fund Share, and

(b)

assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2

The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on Target’s books -- Target owns at the Valuation Time (as defined in paragraph 2.1).

1.3

The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Plan, except Reorganization Expenses (as defined in paragraph 4.3(k)) borne by Adviser pursuant to paragraph 5.  Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time (as defined in paragraph 3.1).

1.4

At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) “investment company taxable income” (within the meaning of section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) “net capital gain” (as defined in section 1222(11) of the Code), after reduction by any capital loss carryforward, for the current taxable year through the Effective Time.

1.5

At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then held of record and in constructive exchange therefor, and will completely liquidate.  That distribution shall be accomplished by the Trust’s transfer agent (“Transfer Agent”) opening accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto.  Each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class  ;A Target Shares shall be credited with the respective pro rata number of full and fractional Class A Acquiring Fund Shares due that Shareholder, and the account for each Shareholder that holds Class B Target Shares shall be credited with the respective pro rata number of full and fractional Class B Acquiring Fund Shares due that Shareholder).  The aggregate NAV of Acquiring Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares such Shareholder owned at the Effective Time.  All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records.  Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.6

As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of the Trust and any further actions shall be taken in connection therewith as required by applicable law.

1.7

Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

1.8

Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.

VALUATION

2.1

For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange, and the declaration of any dividends and/or other distributions, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information and valuation procedures established by the Board, less (b) the amount of the Liabilities at the Valuation Time.

2.2

For purposes of paragraph 1.1(a), the NAV per share for each class of Acquiring Fund Shares shall be computed at the Valuation Time, using such valuation procedures.

2.3

All computations pursuant to paragraphs 2.1 and 2.2 shall be made by Adviser, in its capacity as the Trust’s administrator, and shall be subject to confirmation by Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm (“Tait”).

3.

CLOSING AND EFFECTIVE TIME

3.1

Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on August 10, 2007 (“Effective Time”).  If at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Fund’s net assets is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored.  Th e Closing shall be held at the Trust’s offices or at such other place as the Trust determines.

3.2

The Trust shall direct the custodian of the Funds’ assets to deliver at the Closing a certificate of an authorized officer stating and verifying that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund’s books immediately after the Closing, does or will conform to such information on Target’s books immediately before the Closing.

3.3

The Trust shall direct the Transfer Agent to deliver at the Closing a certificate of an authorized officer (a) stating that Target’s shareholder records contain the number of full and fractional outstanding Target Shares each Shareholder owns at the Effective Time and (b) as to the opening of accounts in the Shareholders’ names on Acquiring Fund’s shareholder records and a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target’s account on those records.

4.

CONDITIONS PRECEDENT

4.1

The Trust’s obligation to implement this Plan on Acquiring Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)

At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans” (as referred to in section 851(b)(2) of the Code) or that are restricted to resale by their terms), and on delivery and payment for the Assets, the Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b)

Target is not in material violation of, and the Trust’s adoption and performance of this Plan and consummation of the Reorganization will not conflict with or materially violate, Delaware law, the Trust Instrument or the Trust’s By-Laws (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on Target’s behalf, is a party or by which it is bound, nor will such adoption, performance, and consummation result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment, or decree to which the Trust, on Target’s behalf, is a party or by which it is bound;

(c)

All material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Fund’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d)

No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business;  and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target’s business or its ability to consummate the transactions herein contemplated;

(e)

The statement of assets and liabilities (including the schedule of investments), the statement of operations, and the statement of changes in net assets (collectively, “Statements”) of Target at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended September 30, 2006, have been audited by Tait and are in accordance with generally accepted accounting principles consistently applied (“GAAP”); and such Statements and Target’s unaudited Statements at and for the six-month period ended March 31, 2007, present fairly, in all material respects, Target’s financial condition at each such date in accordance with GAAP, and there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at each such date that are not discl osed therein;

(f)

Since March 31, 2007, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders shall not constitute a material adverse change;

(g)

At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Target required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(h)

Target is a “fund” (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year ending at the Effective Time), Target has met (or for such year will meet) the requirements of Subchapter M of Chapter 1 of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852 of the Code; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(i)

Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated by this Plan (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(h); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of such section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiring Fund’s investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC and (2) has not otherwise changed, and will not otherwise change, its historic investment policies; and the Trust believes, based on its review of each Fund’s investment portfolio, that most of Target’s assets are consistent with Acquiring Fund’s investment objective and policies and thus can be transferred to and held by Acquiring Fund;

(j)

At the Effective Time, at least 33-1/3% of Target’s portfolio assets will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions, and Target did not and will not alter its portfolio in connection with the Reorganization to meet such 33-1/3% threshold;

(k)

All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records, as provided in paragraph 3.3; and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

(l)

Target incurred the Liabilities in the ordinary course of its business;

(m)

Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A) of the Code);

(n)

During the five-year period ending at the Effective Time, (1) neither Target nor any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in se ctions 852(a)(1) and 4982(c)(1)(A) of the Code; and

(o)

Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

4.2

The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)

No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(b)

Acquiring Fund is not in material violation of, and the Trust’s adoption and performance of this Plan and consummation of the Reorganization will not conflict with or materially violate, Delaware law, the Governing Documents, or any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on Acquiring Fund’s behalf, is a party or by which it is bound, nor will such adoption, performance, and consummation result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment, or decree to which the Trust, on Acquiring Fund’s behalf, is a party or by which it is bound;

(c)

No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and the Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(d)

Acquiring Fund’s Statements at and for the fiscal year (in the case of the statement of changes in net assets, for the two fiscal years) ended September 30, 2006, have been audited by Tait and are in accordance with GAAP; and such Statements and Acquiring Fund’s unaudited Statements at and for the six-month period ended March 31, 2007, present fairly, in all material respects, Acquiring Fund’s financial condition at each such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at each such date that are not disclosed therein;

(e)

Since March 31, 2007, there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by its shareholders shall not constitute a material adverse change;

(f)

At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Acquiring Fund required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(g)

Acquiring Fund is a “fund” (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year that includes the Effective Time), Acquiring Fund has met (or for such year will meet) the requirements of Subchapter M for qualification as a RIC and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852 of the Code; Acquiring Fund intends to continue to meet all such requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(h)

Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no intention to change, such line of business; and at the Effective Time, (1) at least 33-1/3% of Target’s portfolio assets will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions and (2) Acquiring Fund has no plan or intention to change its investment objective or any of its investment strategies, policies, risks, or restrictions after the Reorganization;

(i)

Following the Reorganization, Acquiring Fund (1) will continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status ;

(j)

Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

(k)

All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares;

(l)

There is no plan or intention for Acquiring Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

(m)

Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

(n)

During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares;

(o)

Assuming satisfaction of the condition in paragraph 4.1(o), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund’s total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

(p)

The Acquiring Fund Shares to be issued and delivered to Target hereunder for the benefit of the Shareholders will have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by the Trust.

4.3

The Trust’s obligation to implement this Plan on each Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)

No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws for the Trust’s adoption and performance, on either Fund’s behalf, of this Plan, except for (1) the filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and information statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required subsequent to the Effective Time;

(b)

The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c)

The Trust’s management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person “related” (within such meaning) to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de m inimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

(d)

To the best of the Trust’s management’s knowledge, at what likely would have been the record date for Target’s shareholders entitled to vote on approval of this Plan had such a vote been required, there was no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that was less than 50% of the number of the Target Shares at such record date;

(e)

The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

(f)

The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

(g)

There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

(h)

Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets it held immediately before the Reorganization;

(i)

None of the compensation received by any Shareholder who or that is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(j)

Immediately after the Reorganization, the Shareholders will not own shares constituting “control” (as defined in section 304(c) of the Code) of Acquiring Fund;

(k)

No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, Adviser, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

(l)

The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(n), 4.2(j), and 4.2(n) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

(m)

All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all c onsents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

(n)

At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

(o)

The Trust shall have received an opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP (“Counsel”) substantially to the effect that:

(1)

Each Fund is a duly established series of the Trust, which is duly organized and validly existing as a statutory trust under the laws of the State of Delaware;

(2)

This Plan has been duly authorized and adopted by the Trust on each Fund’s behalf;

(3)

The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Plan have been duly authorized and, on their issuance and delivery in accordance with this Plan, will be validly issued, fully paid, and non-assessable;

(4)

The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Governing Documents or, to Counsel’s knowledge, any obligation of the Trust under the express terms of any court order that names the Trust and is specifically directed to it or its property, except as set forth in such opinion;

(5)

To Counsel’s knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the Trust’s consummation, on either Fund’s behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

(6)

The Trust is registered with the Commission as an investment company, and to Counsel’s knowledge no order has been issued or proceeding instituted to suspend such registration; and

(7)

To Counsel’s knowledge (without any independent inquiry or investigation), at the date of the opinion there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing, against the Trust (with respect to either Fund) or any of its properties or assets attributable or allocable to either Fund that seeks to enjoin the performance or affect the enforceability of this Plan, except as set forth in such opinion.

In rendering such opinion, Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to the Trust or either Fund, and may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than the Trust has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of such type, (4) limit such opinion to applicable federal and state law, (5) define the word & #147;knowledge” and related terms to mean the actual knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers’ certificates; and

(p)

The Trust shall have received an opinion of Counsel as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and on representations and warranties made in a separate letter addressed to Counsel, if requested thereby.  The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

(1)

Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares, in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(C) of the Code), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b) of the Code);

(2)

Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

(3)

Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

(4)

Acquiring Fund’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(5)

A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

(6)

A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.

EXPENSES

Subject to satisfaction of the condition contained in paragraph 4.3(k), Target and Adviser each shall bear one-half of the Reorganization Expenses.  The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing the Registration Statement, and printing and distributing Target’s information statement and Acquiring Fund’s prospectus and (2) legal, accounting, and securities registration fees, but do not include (3) brokerage and similar expenses associated with any restructuring of Target in connection with the Reorganization, all of which Target shall bear.  Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.

TERMINATION

The Board may terminate this Plan and abandon the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.

7.

AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8.

MISCELLANEOUS

8.1

This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2

Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Funds’ behalf) and its successors and assigns any rights or remedies under or by reason of this Plan.

8.3

Notice is hereby given that this instrument is adopted on behalf of the Trust’s Trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, shareholders, or series other than the Funds but are only binding on and enforceable against the respective Funds’ property.  The Trust, in asserting any rights or claims under this Plan on either Fund’s behalf, shall look only to the other Fund’s property in settlement of such rights or claims and not to the property of any other series or to such Trustees, officers, or shareholders.

8.4

Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

APPENDIX B
FINANCIAL HIGHLIGHTS

BLUE CHIP FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations (Loss) Gain (Loss) on Investments			Less Distributions from Net Net Realized Total Investment Gain Distributions Income
CLASS A
2002	$19.14	$(.03)	$(4.55)	$(4.58)	$—	—	$—
2003	14.56	—	2.58	2.58	—	—	—
2004	17.14	.01	1.54	1.55	—	—	—
2005	18.69	.10	1.91	2.01	.10	—	.10
2006	20.60	.10	1.82	1.92	.07	—	.07
2007(a)	22.45	.07	1.17	1.24	.06	—	.06
CLASS B
2002	$18.42	$(.16)	$(4.35)	$(4.51)	$—	—	$—
2003	13.91	(.11)	2.46	2.35	—	—	—
2004	16.26	(.13)	1.48	1.35	—	—	—
2005	17.61	.09	1.67	1.76	.07	—	.07
2006	19.30	(.08)	1.72	1.64	—	—	—
2007(a)	20.94	(.03)	1.12	1.09	—	—	—

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
(a)	For the period October 1, 2006 to March 31, 2007.
(b)	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Period	Total Return* (%)	Net Assets at End of Period (in Millions)	Ratio to Average Net Assets† Expenses Net (%) Investment Income (Loss)(%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (Loss) (%)		Portfolio Turnover Rate (%)
CLASS A
$14.56	(23.93)	$333	1.48	(.17)	1.58	(.27)	144
17.14	17.72	383	1.56	—	1.68	(.12)	111
18.69	9.04	414	1.47	.03	1.58	(.08)	94
20.60	10.76	421	1.45	.54	1.56	.43	55
22.45	9.31	438	1.46	.47	1.50	.44	6
23.63	5.52	454	1.40(b)	.62(b)	N/A	N/A	1
CLASS B
$13.91	(24.48)	$57	2.18	(.87)	2.28	(.97)	144
16.26	16.90	62	2.26	(.70)	2.38	(.82)	111
17.61	8.30	61	2.17	(.67)	2.28	(.78)	94
19.30	9.98	52	2.15	(.16)	2.26	(.27)	55
20.94	8.50	44	2.16	(.23)	2.20	(.27)	6
22.03	5.20	42	2.10(b)	(.08)(b)	N/A	N/A	1

APPENDIX C

PURCHASE, EXCHANGE, REDEMPTION PROCEDURES AND OTHER INFORMATION

These procedures and policies are the same for Focused Equity Fund and Blue Chip Fund unless noted otherwise.

How and when does a Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of each Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Funds.

Each Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, a Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Fund, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Fund for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative").  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.

The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

Each Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of each Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow a Fund to pay fees for distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of a Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of a Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retir ement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent.  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day a Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provide us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals. You should also be aware that systematic payments are not eligible for our reinstatement privilege.

You should avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are a Fund’s policies on frequent trading in the shares of the Fund?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of the Funds.  These policies and procedures apply uniformly to all accounts.  However, the ability of a Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Funds to decline to accept any new account that a Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if a Fund believes that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in a Fund’s view are excessive, even if the activity does not constitute market timing.

If a Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of a Fund?

To the extent that the policies of a Fund are not successful in detecting and preventing frequent trading in the shares of a Fund, frequent trading may: (a) interfere with the efficient management of a Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of a Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

What about dividends and capital gain distributions?

To the extent that it has net investment income, the Focused Equity Fund will declare and pay a dividend from net investment income on an annual basis, while the Blue Chip Fund will declare and pay such dividends on a quarterly basis.  Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year.  Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of a Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

Other account privileges and policies

Each Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b),457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account.  The Funds currently pays this fee.  If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds.  Each Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

STATEMENT OF ADDITIONAL INFORMATION

July 23, 2007

______________________________________

First Investors Equity Funds

Focused Equity Fund

Blue Chip Fund

______________________________________

This Statement of Additional  Information  (“SAI”) relates specifically to the reorganization of First Investors Focused Equity Fund (“Focused Equity Fund”), a series of First Investors Equity Funds (“Trust”), into First Investors Blue Chip Fund (“Blue Chip Fund”), another series of the Trust, whereby Focused Equity Fund will transfer all of its assets to Blue Chip Fund, and shareholders in Focused Equity Fund will receive shares of Blue Chip Fund, in exchange for shares of Focused Equity Fund (“Reorganization”).  This SAI consists of the information set forth herein and the following documents, each of which is incorporated by reference herein and legally forms a part of the SAI:

(1)

The Statement of Additional Information, dated January 31, 2007, as supplemented, of the Trust (File nos. 33-46924, 811-06618), which contains information relating to Focused Equity Fund and Blue Chip Fund.

(2)

The Annual Report to Shareholders of the Trust, which contains information relating to Focused Equity Fund and Blue Chip Fund, for the fiscal year ended September 30, 2006.

(3)

The Semi-Annual Report to Shareholders of the Trust, which contains information relating to Focused Equity Fund and Blue Chip Fund, for the semi-annual period ended March 31, 2007.

The Trust’s Statement of Additional Information that is incorporated by reference above includes information about its other series of the Trust that is not relevant to the Reorganization.  Please disregard that information.

This SAI is not a prospectus.  A Prospectus dated July 23, 2007 (the “Prospectus”) relating to the Reorganization may be obtained, without charge, by calling toll free 800-423-4026 or by writing to Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837.  These documents are also available on the First Investor’s web site at www.firstinvestors.com.  This SAI should be read in conjunction with the Prospectus.

PRO FORMA FINANCIAL STATEMENTS

The following tables set forth the pro forma Portfolio of Investments as of March 31, 2007, the pro forma condensed Statement of Assets and Liabilities as of March 31, 2007, and the pro forma condensed Statement of Operations for the twelve-month period ended March 31, 2007 for Focused Equity Fund and Blue Chip Fund (together the “Pro Forma Combined Fund”), as adjusted giving effect to the Reorganization.

The pro forma Portfolio of Investments contains information about the securities holdings of the Pro Forma Combined Fund as of March 31, 2007, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions.  Thus, it is expected that some of Focused Equity Fund’s holdings may not remain at the time of the Reorganization.  It is also expected that any Focused Equity Fund’s holdings that are not compatible with Blue Chip Fund’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with that investment objective and policies.  The portion of Focused Equity Fund’s assets that will be liquidated in connection with the Reorganization will depen d on market conditions and on the assessment by First Investors Management Company, Inc. of the compatibility of those holdings with Blue Chip Fund’s portfolio composition and investment objective and policies at the time of the Reorganization.  The need for a Fund to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

First Investors Equity Funds
Pro Forma Combined Portfolio of Investments (Unaudited)
March 31, 2007

BLUE		FOCUSED		PRO				BLUE	FOCUSED	PRO
CHIP		EQUITY		FORMA				CHIP	EQUITY	FORMA
FUND		FUND		COMBINED				FUND	FUND	COMBINED
Shares or Principal Amount						Security		Value	Value	Value
						COMMON STOCKS--98.9%
						Consumer Discretionary—10.3%
36,200				36,200		Best Buy Company, Inc.		$1,763,664		$1,763,664
41,100				41,100		Carnival Corporation		1,925,946		1,925,946
81,300		19,995		101,295		CBS Corporation - Class "B"		2,486,967	611,647	3,098,614
51,400				51,400		Clear Channel Communications, Inc.		1,801,056		1,801,056
47,394				47,394	*	Comcast Corporation - Class "A"		1,229,874		1,229,874
73,350				73,350	*	Comcast Corporation - Special Class "A"		1,868,225		1,868,225
		13,300		13,300		Federated Department Stores, Inc.			599,165	599,165
23,600				23,600		Gap, Inc.		406,156		406,156
57,200				57,200		H&R Block, Inc.		1,203,488		1,203,488
32,900				32,900		Hilton Hotels Corporation		1,183,084		1,183,084
138,500				138,500		Home Depot, Inc.		5,088,490		5,088,490
14,700				14,700	*	Kohl's Corporation		1,126,167		1,126,167
97,400				97,400		Lowe's Companies, Inc.		3,067,126		3,067,126
88,700				88,700		McDonald's Corporation		3,995,935		3,995,935
148,400				148,400		News Corporation - Class "A"		3,431,008		3,431,008
17,000				17,000		NIKE, Inc. - Class "B"		1,806,420		1,806,420
		38,700		38,700		Staples, Inc.			1,000,008	1,000,008
73,800				73,800		Target Corporation		4,373,388		4,373,388
258,300				258,300		Time Warner, Inc.		5,093,676		5,093,676
52,800				52,800		TJX Companies, Inc.		1,423,488		1,423,488
40,300				40,300		Tribune Company		1,294,033		1,294,033
62,600		26,250		88,850	*	Viacom, Inc. - Class "B"		2,573,486	1,079,138	3,652,624
134,000				134,000		Walt Disney Company		4,613,620		4,613,620
30,920				30,920	*	Wyndham Worldwide Corporation		1,055,918		1,055,918
								52,811,215	3,289,958	56,101,173
						Consumer Staples—11.7%
74,600		11,000		85,600		Altria Group, Inc.		6,550,626	965,910	7,516,536
68,800				68,800		Anheuser-Busch Companies, Inc.		3,471,648		3,471,648
88,600				88,600		Avon Products, Inc.		3,301,236		3,301,236
142,900				142,900		Coca-Cola Company		6,859,200		6,859,200
44,100				44,100		Coca-Cola Enterprises, Inc.		893,025		893,025
27,000				27,000		Colgate-Palmolive Company		1,803,330		1,803,330
36,800				36,800		Costco Wholesale Corporation		1,981,312		1,981,312
89,700				89,700		CVS Corporation		3,062,358		3,062,358
32,900				32,900		General Mills, Inc.		1,915,438		1,915,438
25,800				25,800		Hershey Foods Corporation		1,410,228		1,410,228
55,800				55,800		Kimberly-Clark Corporation		3,821,742		3,821,742
55,200				55,200		Kraft Foods, Inc. - Class "A"		1,747,632		1,747,632
96,900		20,100		117,000		PepsiCo, Inc.		6,158,964	1,277,556	7,436,520
130,040		13,400		143,440		Procter & Gamble Company		8,213,326	846,344	9,059,670
47,800				47,800		Walgreen Company		2,193,542		2,193,542
146,100		15,630		161,730		Wal-Mart Stores, Inc.		6,859,395	733,829	7,593,224
								60,243,002	3,823,639	64,066,641
						Energy—10.5%
33,800				33,800		BP PLC (ADR)		2,188,550		2,188,550
140,100				140,100		Chevron Corporation		10,361,796		10,361,796
81,870		22,225		104,095		ConocoPhillips		5,595,815	1,519,079	7,114,894
231,000				231,000		ExxonMobil Corporation		17,428,950		17,428,950
		17,800		17,800		GlobalSantaFe Corporation			1,097,904	1,097,904
74,600		32,840		107,440		Halliburton Company		2,367,804	1,042,342	3,410,146
15,500				15,500		Hess Corporation		859,785		859,785
		14,400		14,400		Noble Energy, Inc.			858,960	858,960
84,200				84,200		Schlumberger, Ltd.		5,818,220		5,818,220
80,350				80,350		Spectra Energy Corporation		2,110,794		2,110,794
50,800				50,800	*	Transocean, Inc.		4,150,360		4,150,360
29,200				29,200		Valero Energy Corporation		1,883,108		1,883,108
								52,765,182	4,518,285	57,283,467
						Financials—19.3%
44,000		22,200		66,200		ACE, Ltd.		2,510,640	1,266,732	3,777,372
27,700				27,700		Allstate Corporation		1,663,662		1,663,662
89,500				89,500		American Express Company		5,047,800		5,047,800
121,600				121,600		American International Group, Inc.		8,173,952		8,173,952
17,900				17,900		Ameriprise Financial, Inc.		1,022,806		1,022,806
186,166		32,200		218,366		Bank of America Corporation		9,498,189	1,642,844	11,141,033
117,700				117,700		Bank of New York Company, Inc.		4,772,735		4,772,735
750				750	*	Berkshire Hathaway, Inc. - Class "B"		2,730,000		2,730,000
44,100				44,100		Capital One Financial Corporation		3,327,786		3,327,786
33,800				33,800		Chubb Corporation		1,746,446		1,746,446
250,500		31,540		282,040		Citigroup, Inc.		12,860,670	1,619,264	14,479,934
28,600				28,600		Fannie Mae		1,560,988		1,560,988
40,500				40,500		Freddie Mac		2,409,345		2,409,345
170,968				170,968		JPMorgan Chase & Company		8,271,432		8,271,432
19,000				19,000		Lehman Brothers Holdings, Inc.		1,331,330		1,331,330
40,500				40,500		Marsh & McLennan Companies, Inc.		1,186,245		1,186,245
36,600				36,600		Mellon Financial Corporation		1,578,924		1,578,924
47,600		13,700		61,300		Merrill Lynch & Company, Inc.		3,887,492	1,118,879	5,006,371
65,700				65,700		Morgan Stanley		5,174,532		5,174,532
		12,100		12,100		PNC Financial Services Group, Inc.			870,837	870,837
44,200				44,200		Progressive Corporation		964,444		964,444
		18,800		18,800		State Street Corporation			1,217,300	1,217,300
20,500				20,500		SunTrust Banks, Inc.		1,702,320		1,702,320
41,000				41,000		Travelers Companies, Inc.		2,122,570		2,122,570
		17,600		17,600		UBS AG			1,045,968	1,045,968
56,500				56,500		U.S. Bancorp		1,975,805		1,975,805
75,600				75,600		Wachovia Corporation		4,161,780		4,161,780
62,000				62,000		Washington Mutual, Inc.		2,503,560		2,503,560
126,200				126,200		Wells Fargo & Company		4,345,066		4,345,066
								96,530,519	8,781,824	105,312,343
						Health Care—12.5%
93,500		13,500		107,000		Abbott Laboratories		5,217,300	753,300	5,970,600
67,800				67,800		Aetna, Inc.		2,968,962		2,968,962
75,700		7,000		82,700	*	Amgen, Inc.		4,230,116	391,160	4,621,276
34,600				34,600		Baxter International, Inc.		1,822,382		1,822,382
95,700				95,700	*	Boston Scientific Corporation		1,391,478		1,391,478
127,800				127,800		Bristol-Myers Squibb Company		3,547,728		3,547,728
		17,475		17,475		Eli Lilly & Company			938,582	938,582
		12,100		12,100	*	Genentech, Inc.			993,652	993,652
166,800				166,800		Johnson & Johnson		10,051,368		10,051,368
80,700		24,725		105,425		Medtronic, Inc.		3,959,142	1,213,009	5,172,151
63,200				63,200		Merck & Company, Inc.		2,791,544		2,791,544
80,300				80,300		Novartis AG (ADR)		4,386,789		4,386,789
359,560				359,560		Pfizer, Inc.		9,082,486		9,082,486
		42,920		42,920		Schering-Plough Corporation			1,094,889	1,094,889
35,200				35,200	*	St. Jude Medical, Inc.		1,323,872		1,323,872
36,800		24,700		61,500		Teva Pharmaceutical Industries, Ltd. (ADR)		1,377,424	924,521	2,301,945
26,400				26,400	*	Triad Hospitals, Inc.		1,379,400		1,379,400
80,800				80,800		UnitedHealth Group, Inc.		4,279,976		4,279,976
		16,900		16,900	*	WellPoint, Inc.			1,370,590	1,370,590
60,100				60,100		Wyeth		3,006,803		3,006,803
								60,816,770	7,679,703	68,496,473
						Industrials—11.7%
51,100				51,100		3M Company		3,905,573		3,905,573
29,400		11,000		40,400		Boeing Company		2,613,954	978,010	3,591,964
44,700		12,600		57,300		Caterpillar, Inc.		2,996,241	844,578	3,840,819
33,000				33,000		Dover Corporation		1,610,730		1,610,730
76,200				76,200		Emerson Electric Company		3,283,458		3,283,458
		8,700		8,700		Fluor Corporation			780,564	780,564
		11,800		11,800		General Dynamics Corporation			901,520	901,520
409,000		45,200		454,200		General Electric Company		14,462,240	1,598,272	16,060,512
55,300				55,300		Honeywell International, Inc.		2,547,118		2,547,118
29,400				29,400		Illinois Tool Works, Inc.		1,517,040		1,517,040
24,800				24,800		ITT Corporation		1,495,936		1,495,936
30,700				30,700		Lockheed Martin Corporation		2,978,514		2,978,514
67,700				67,700		Masco Corporation		1,854,980		1,854,980
34,500				34,500		Northrop Grumman Corporation		2,560,590		2,560,590
164,900				164,900		Tyco International, Ltd.		5,202,595		5,202,595
14,000				14,000		Union Pacific Corporation		1,421,700		1,421,700
42,600		7,280		49,880		United Parcel Service, Inc. - Class "B"		2,986,260	510,328	3,496,588
93,700		14,200		107,900		United Technologies Corporation		6,090,500	923,000	7,013,500
								57,527,429	6,536,272	64,063,701
						Information Technology—16.1%
37,400		30,200		67,600		Accenture, Ltd. - Class "A"		1,441,396	1,163,908	2,605,304
		23,200		23,200		*Adobe Systems, Inc.			967,440	967,440
34,500				34,500		Analog Devices, Inc.		1,189,905		1,189,905
15,400				15,400	*	Apple, Inc.		1,430,814		1,430,814
77,100				77,100		Applied Materials, Inc.		1,412,472		1,412,472
27,000				27,000		Automatic Data Processing, Inc.		1,306,800		1,306,800
234,200		38,000		272,200	*	Cisco Systems, Inc.		5,979,126	970,140	6,949,266
135,500		42,080		177,580	*	Corning, Inc.		3,081,270	956,899	4,038,169
166,700				166,700	*	Dell, Inc.		3,869,107		3,869,107
31,500				31,500	*	eBay, Inc.		1,044,225		1,044,225
301,800		84,800		386,600	*	EMC Corporation		4,179,930	1,174,480	5,354,410
93,200				93,200		First Data Corporation		2,507,080		2,507,080
		2,215		2,215	*	Google, Inc. - Class "A"			1,014,824	1,014,824
87,600		13,300		100,900		Hewlett-Packard Company		3,516,264	533,862	4,050,126
320,200				320,200		Intel Corporation		6,125,426		6,125,426
64,100				64,100		International Business Machines Corporation		6,042,066		6,042,066
38,600		31,200		69,800		Maxim Integrated Products, Inc.		1,134,840	917,280	2,052,120
505,300		37,545		542,845		Microsoft Corporation		14,082,711	1,046,379	15,129,090
109,700				109,700		Motorola, Inc.		1,938,399		1,938,399
201,200				201,200		Nokia Corporation - Class "A" (ADR)		4,611,504		4,611,504
183,300		39,300		222,600	*	Oracle Corporation		3,323,229	712,509	4,035,738
45,600		16,270		61,870		QUALCOMM, Inc.		1,945,296	694,078	2,639,374
		6,500		6,500	*	Research In Motion, Ltd.			887,185	887,185
11,891				11,891	*	Symantec Corporation		205,714		205,714
109,900				109,900		Texas Instruments, Inc.		3,307,990		3,307,990
93,200				93,200		Western Union Company		2,045,740		2,045,740
55,300				55,300	*	Xerox Corporation		934,017		934,017
								76,655,321	11,038,984	87,694,305
						Materials—2.7%
53,600				53,600		Alcoa, Inc.		1,817,040		1,817,040
71,156				71,156	*	Cemex SA de CV (ADR)		2,330,359		2,330,359
		20,600		20,600		Companhia Vale do Rio Doce (ADR)			761,994	761,994
87,900				87,900		Dow Chemical Company		4,031,094		4,031,094
57,900				57,900		DuPont (E.I.) de Nemours & Company		2,861,997		2,861,997
66,200				66,200		International Paper Company		2,409,680		2,409,680
18,300				18,300		Newmont Mining Corporation		768,417		768,417
								14,218,587	761,994	14,980,581
						Telecommunication Services—2.8%
145,800		20,900		166,700		AT&T, Inc.		5,748,894	824,087	6,572,981
206,366				206,366		Sprint Nextel Corporation		3,912,699		3,912,699
121,500				121,500		Verizon Communications, Inc.		4,607,280		4,607,280
								14,268,873	824,087	15,092,960
						Utilities—1.3%
		19,500		19,500		American Electric Power Company, Inc.			950,625	950,625
		10,890		10,890		Dominion Resources, Inc.			966,705	966,705
160,700				160,700		Duke Energy Corporation		3,260,603		3,260,603
28,700				28,700		FPL Group, Inc.		1,755,579		1,755,579
								5,016,182	1,917,330	6,933,512
						Total Value of Common Stocks (cost $378,757,441)		490,853,080	49,172,076	540,025,156
						SHORT-TERM U.S. GOVERNMENT
						AGENCY OBLIGATIONS-.5%
$3,000	M			$3,000	M	Federal Home Loan Bank, 5.16%, 4/4/07
						(cost $2,998,275)		2,998,275		2,998,275
						SHORT-TERM CORPORATE NOTES-.3%
1,500	M			1,500	M	General Electric Capital Corp., 5.22%, 4/5/07
						(cost $1,498,911)		1,498,911		1,498,911
						REPURCHASE AGREEMENT-.2%
		$932	M	932	M	UBS Securities, 5.12%, dated 3/30/07, to
						be repurchased at $932,398 on 4/2/07
						(collateralized by U.S. Treasury Bonds,
						6.375%, 8/15/2027, valued at $951,972)
						(cost $932,000)			932,000	932,000
						Total Value of Investments (cost $384,186,627)	99.9%	$495,350,266	$50,104,076	$545,454,342
						Other Assets, Less Liabilities	.1	159,185	148,490	307,675
						Net Assets	100.0%	$495,509,451	$50,252,566	$545,762,017

* Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

See notes to pro forma financial statements

First Investors Equity Funds
Pro Forma Statements of Assets and Liabilities (Unaudited)
March 31, 2007
	BLUE	FOCUSED	PRO	PRO
	CHIP	EQUITY	FORMA	FORMA
	FUND	FUND	ADJUSTMENTS	COMBINED

Assets
Investments in securities:
At identified cost	$341,453,941	$42,732,686		$384,186,627

At value	$495,350,266	$50,104,076		$545,454,342
Cash	273,259	102,423		375,682
Receivables:
Investment securities sold	-	282,993		282,993
Dividends and interest	616,712	60,278		676,990
Shares sold	645,768	116,949		762,717
Other assets	62,186	7,303		69,489

Total Assets	496,948,191	50,674,022		547,622,213

Liabilities
Payables:
Investment securities purchased	-	151,744		151,744
Shares redeemed	959,434	203,245		1,162,679
Dividends payable	5,973	-		5,973
Accrued advisory fees	298,728	30,837		329,565
Accrued shareholder servicing costs	151,023	24,602		175,625
Accrued expenses	23,582	11,028	33,045	67,655

Total Liabilities	1,438,740	421,456	33,045	1,893,241

Net Assets	$495,509,451	$50,252,566	($33,045)	$545,728,972

Net Assets Consist of:
Capital paid in	$434,482,631	$62,837,669		$497,320,300
Undistributed net investment income (loss)	849,348	(41,054)	($33,045)	775,249
Accumulated net realized loss on investments	(93,718,853)	(19,915,439)		(113,634,292)
Net unrealized appreciation in value of investments	153,896,325	7,371,390		161,267,715

Total	$495,509,451	$50,252,566	($33,045)	$545,728,972

Net Assets:
Class A	$453,678,674	$43,392,065	($30,097)	$497,040,642
Class B	$41,830,777	$6,860,501	($2,948)	$48,688,330

Shares outstanding:
Class A	19,199,874	4,520,353	(2,684,040)	21,036,187
Class B	1,899,077	753,953	(442,537)	2,210,493

Net asset value and redemption price per share -
Class A	$23.63	$9.60		$23.63

Maximum offering price per share - Class A
(Net asset value/.9425)*	$25.07	$10.19		$25.07

Net asset value and offering price per share -
Class B	$22.03	$9.10		$22.03

* On purchases of $100,000 or more, the sales charge is reduced.
See notes to pro forma financial statements

First Investors Equity Funds
Pro Forma Statements of Operations (Unaudited)
Year Ended September 30, 2006
	BLUE		FOCUSED		PRO	PRO
	CHIP		EQUITY		FORMA	FORMA
	FUND		FUND		ADJUSTMENTS	COMBINED
Investment Income
Dividends	$8,990,340	(a)	$849,972	(b)		$9,840,312
Interest	158,908		38,412			197,320

Total income	9,149,248		888,384			10,037,632

Expenses:
Advisory fees	3,690,730		412,851		($14,014)	4,089,567
Distribution plan expenses-Class A	1,280,816		139,611			1,420,427
Distribution plan expenses-Class B	481,671		85,098			566,769
Shareholder servicing costs	1,547,415		282,435		(47,268)	1,782,582
Professional fees	87,905		26,580		(15,000)	99,485
Custodian fees	31,651		6,898		(5,807)	32,742
Registration fees	45,927		47,658		(47,658)	45,927
Reports to shareholders	138,499		34,831			173,330
Trustees' fees	21,904		2,548			24,452
Other expenses	97,925		11,932		(840)	109,017

Total expenses	7,424,443		1,050,442		(130,587)	8,344,298
Less: Expenses waived	(163,014)		-		-	(163,014)
Expenses paid indirectly	(13,634)		(444)		-	(14,078)

Net expenses	7,247,795		1,049,998		(130,587)	8,167,206

Net investment income (loss)	1,901,453		(161,614)		130,587	1,870,426

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain on investments	13,151,335		2,552,254			15,703,589
Net unrealized appreciation on investments	26,847,027		90,291			26,937,318

Net gain on investments	39,998,362		2,642,545			42,640,907

Net Increase in Net Assets Resulting from Operations	$41,899,815		$2,480,931		$130,587	$44,511,333

(a) Net of $1,771 foreign taxes withheld
(b) Net of $224 foreign taxes withheld

See notes to pro forma financial statements

First Investors Equity Funds
Pro Forma Statements of Operations (Unaudited)
Six Months Ended March 31, 2007
	BLUE		FOCUSED		PRO	PRO
	CHIP		EQUITY		FORMA	FORMA
	FUND		FUND		ADJUSTMENTS	COMBINED
Investment Income
Dividends	$4,881,211	(a)	$402,750	(b)		$5,283,961
Interest	142,334		23,680			166,014

Total income	5,023,545		426,430			5,449,975

Expenses:
Advisory fees	1,837,774		195,233		($14,187)	2,018,820
Distribution plan expenses-Class A	681,285		66,993			748,278
Distribution plan expenses-Class B	219,903		36,999			256,902
Shareholder servicing costs	713,245		120,600		(23,634)	810,211
Professional fees	44,759		7,610		(7,500)	44,869
Custodian fees	16,141		3,709		(3,198)	16,652
Registration fees	31,766		22,722		(22,722)	31,766
Reports to shareholders	35,755		5,373			41,128
Trustees' fees	11,404		1,197			12,601
Other expenses	49,936		7,490		(300)	57,126

Total expenses	3,641,968		467,926		(71,541)	4,038,353
Less: Expenses paid indirectly	(13,984)		(442)			(14,426)

Net expenses	3,627,984		467,484		(71,541)	4,023,927

Net investment income (loss)	1,395,561		(41,054)		71,541	1,426,048

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain on investments	5,753,317		1,566,316			7,319,633
Net unrealized appreciation on investments	19,338,551		1,242,835			20,581,386

Net gain on investments	25,091,868		2,809,151			27,901,019

Net Increase in Net Assets Resulting from Operations	$26,487,429		$2,768,097		$71,541	$29,327,067

(a) Net of $14,824 foreign taxes withheld
(b) Net of $597 foreign taxes withheld

See notes to pro forma financial statements

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF FIRST INVESTORS FOCUSED EQUITY FUND INTO FIRST INVESTORS BLUE CHIP FUND AS OF MARCH 31, 2007 (UNAUDITED)

NOTE 1. BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the reorganization of First Investors Focused Equity Fund (a series of First Investors Equity Funds) ("Focused Equity Fund") into First Investors Blue Chip Fund (a series of First Investors Equity Funds)("Blue Chip Fund"), as if such reorganization had taken place as of March 31, 2007.  For purposes of these pro forma statements, the data for the Focused Equity Fund and the Blue Chip Fund is for the six-month period ended March 31, 2007. We are also presenting pro forma statements of operations for the fiscal year ended September 30, 2006.

Under the terms of the Plan of Reorganization and Termination, the reorganization of the Focused Equity Fund and the Blue Chip Fund should be treated as a tax free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies.   The acquisition would be accomplished by an acquisition of the net assets of the Focused Equity Fund in exchange for shares of the Blue Chip Fund at net asset value.  The statements of assets and liabilities of the Focused Equity Fund and the Blue Chip Fund have been combined using data from the Focused Equity Fund and data from the Blue Chip Fund as of March 31, 2007. The related statements of operations have been combined using data from the Focused Equity Fund and data from the Blue Chip Fund as of March 31, 2007 and September 30, 2006.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of the Focused Equity Fund and the Blue Chip Fund and should be read in conjunction with the historical financial statements of each of the Focused Equity Fund and the Blue Chip Fund which have been incorporated by reference into this Statement of Additional Information.

NOTE 2. SHARES OF BENEFICIAL INTEREST

Under the reorganization, the Focused Equity Fund will receive shares of the Blue Chip Fund with an aggregate value equal to the Fund's net assets transferred to the Blue Chip Fund.  Shareholders will receive shares of a comparable class of the Blue Chip Fund equal in value to aggregate value of the shares of the Focused Equity Fund class in which they invest.  Accordingly, shareholders of a Fund class will become shareholders of a comparable class of the Blue Chip Fund.

The pro forma net asset value per share assumes that additional shares of the Blue Chip Fund would have been issued on March 31, 2007 as a result of the reorganization.  The amount of additional shares assumed to be issued was calculated based on net assets of the Fund and the net asset value per share of the Blue Chip Fund as of March 31, 2007.

NOTE 3. PRO FORMA ADJUSTMENTS

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the Focused Equity Fund's and the Blue Chip's investments. Accordingly, the combined gross investment income is equal to the sum of each of the Focused Equity Fund's and the Blue Chip's gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, shareholder servicing costs, professional fees, custodian fees and registration fees of the combined fund and/or any related waivers would have decreased by $71,541 for the six-months ended March 31, 2007, and by $130,587 for the fiscal year ended September 30, 2006. The pro forma expenses are based on the fee schedule to be in effect for the Blue Chip Fund based on the projected average net assets of the Blue Chip Fund and the Focused Equity.